Note 15 - Income Tax - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Balance	$ 2,292	$ 2,519
Gross increases for tax positions of current period		111
Gross increases for tax positions of prior periods	18	41
Amount recognized on acquisitions		613
Reduction for lapses in applicable statutes of limitations	(628)	(1,031)
Foreign currency translation	176	39
Balance	$ 1,858	$ 2,292